OTHER EVENTS	12 Months Ended
Dec. 31, 2011
Other Events
OTHER EVENTS

NOTE 12 - OTHER EVENTS

On November 20, 2011, the Board and holders of a majority of the voting rights of the outstanding capital stock of the Company approved a restatement of the Company’s Certificate of Incorporation (“November Restatement”). The purpose of the November Restatement was to:(i) decrease the number of authorized shares of Preferred Stock to 200 and decrease the number of authorized shares of common stock to 50,000,000, (ii) restate, consistent with the Certificate of Designation filed by the Company on June 14, 2011, with respect to the Preferred Stock, defining the powers, preferences, rights, and restrictions, thereof, and (iii) amend Article VII, which specifies that no amendment or restatement of the Certificate of Incorporation of the Company shall be valid unless approved by holders of a majority of the voting rights of the Company, which approval shall expressly include voting rights associated with the outstanding shares of common stock and Preferred Stock of the Company.

On June 14, 2011, the Company amended and restated the Certificate of Designation to the Company’s Certificate of Incorporation. The Certificate of Designation concerns the rights, preferences, privileges, and restrictions of Series “A” Preferred Stock (the “Preferred Stock”), and the amended and restated Certificate of Designation increased the number of voting rights applicable to each share of Preferred Stock from one million (1,000,000) to ten million (10,000,000).

On June 14, 2011, the Company amended and restated its Certificate of Incorporation to provide for an increase in the authorized common and preferred shares of the Company, a reduction in the par value of the Company’s common and preferred shares from $0.002 to $0.0001 per share, and the removal of a classified board of directors and certain supermajority requirements. The provisions relating to the increase in the authorized shares of common and preferred stock were superseded by the November Restatement described above.